T. ROWE PRICE HIGH YIELD FUND

August 31, 2019	(Unaudited)

Portfolio of Investments‡		Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 79.4%
Aerospace & Defense 1.0%
Bombardier, 6.00%, 10/15/22 (1)		12,450	12,357
Bombardier, 8.75%, 12/1/21 (1)		11,515	12,494
F-Brasile, 7.375%, 8/15/26 (1)		12,390	12,747
TransDigm, 6.25%, 3/15/26 (1)		42,275	45,551
			83,149

Airlines 0.2%
American Airlines PTT, Series 2013-1, Class B, 5.625%,
1/15/21 (1)		1,989	2,036
United Airline Holdings, 4.875%, 1/15/25		15,545	16,283
United Airline Holdings, 5.00%, 2/1/24		1,245	1,317
			19,636

Automotive 1.3%
Ford Motor Credit, 5.085%, 1/7/21		13,219	13,601
Ford Motor Credit, 5.75%, 2/1/21		16,982	17,620
IAA, 5.50%, 6/15/27 (1)		6,580	7,016
Panther BF Aggregator 2, 8.50%, 5/15/27 (1)		43,450	42,364
Tesla, 5.30%, 8/15/25 (1)		26,432	23,590
			104,191

Banking 2.5%
Banco do Brasil, VR, 9.00% (2)(3)		19,660	21,616
Banco Santander, VR, 6.75% (EUR) (2)(3)		15,100	18,000
Barclays, VR, 7.875% (GBP) (2)(3)		15,745	20,201
Credit Agricole, VR, 6.50% (EUR) (2)(3)		8,955	10,629
Credit Suisse Group, VR, 7.125% (2)(3)		17,650	18,706
Credit Suisse Group, VR, 7.50% (1)(2)(3)		19,025	21,046
DNB Bank, VR, 6.50% (2)(3)		17,345	18,230
First Page Footer

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Itau Unibanco Holding, VR, 6.125% (1)(2)(3)	21,225	21,480
Royal Bank of Scotland Group, VR, 8.625% (2)(3)	17,050	18,052
Standard Chartered, VR, 7.50% (1)(2)(3)	11,455	11,985
UBS Group Funding Switzerland, VR, 7.125% (2)(3)	24,310	25,100
		205,045

Broadcasting 4.5%
Clear Channel Worldwide Holdings, 5.125%, 8/15/27 (1)	17,055	17,780
Clear Channel Worldwide Holdings, 9.25%, 2/15/24 (1)	49,125	53,731
Diamond Sports Group, 5.375%, 8/15/26 (1)	22,380	23,499
Diamond Sports Group, 6.625%, 8/15/27 (1)	20,580	21,506
iHeartCommunications, 5.25%, 8/15/27 (1)	6,185	6,494
iHeartCommunications, 6.375%, 5/1/26	5,144	5,555
iHeartCommunications, 8.375%, 5/1/27	48,323	52,129
Lions Gate Capital Holdings, 6.375%, 2/1/24 (1)	16,320	17,177
MDC Partners, 6.50%, 5/1/24 (1)	32,621	29,685
Nexstar Broadcasting, 5.625%, 8/1/24 (1)	15,635	16,260
Nexstar Escrow, 5.625%, 7/15/27 (1)	13,745	14,295
Outfront Media Capital, 5.00%, 8/15/27 (1)	11,230	11,609
Scripps Escrow, 5.875%, 7/15/27 (1)	9,355	9,437
Sirius XM Radio, 4.625%, 7/15/24 (1)	14,160	14,780
Sirius XM Radio, 5.00%, 8/1/27 (1)	11,225	11,828
Sirius XM Radio, 5.375%, 7/15/26 (1)	18,620	19,667
Townsquare Media, 6.50%, 4/1/23 (1)	21,700	21,483
Univision Communications, 5.125%, 5/15/23 (1)	21,255	20,936
		367,851

Building & Real Estate 1.0%
Country Garden Holdings, 8.00%, 1/27/24	13,860	14,873
Howard Hughes, 5.375%, 3/15/25 (1)	29,855	30,750
Shimao Property Holdings, 6.125%, 2/21/24	14,220	14,964
.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Taylor Morrison Communities, 5.875%, 4/15/23 (1)	12,800	13,536
Weekley Homes, 6.625%, 8/15/25	10,140	10,115
		84,238

Building Products 1.2%
American Builders & Contractors Supply, 5.875%, 5/15/26 (1)	32,755	34,720
American Woodmark, 4.875%, 3/15/26 (1)	19,570	19,668
New Enterprise Stone & Lime, 6.25%, 3/15/26 (1)	14,845	15,179
PGT Escrow Issuer, 6.75%, 8/1/26 (1)	13,960	15,025
Summit Materials, 6.50%, 3/15/27 (1)	11,185	12,010
		96,602

Cable Operators 9.3%
Altice Financing, 7.50%, 5/15/26 (1)	34,445	36,598
Altice France, 7.375%, 5/1/26 (1)	28,125	29,953
Altice France, 8.125%, 2/1/27 (1)	13,360	14,729
Altice Luxembourg, 7.625%, 2/15/25 (1)	64,355	66,447
Altice Luxembourg, 7.75%, 5/15/22 (1)	1,381	1,416
Altice Luxembourg, 10.50%, 5/15/27 (1)	23,297	25,336
C&W Senior Financing, 6.875%, 9/15/27 (1)	22,605	24,157
CCO Holdings, 5.00%, 2/1/28 (1)	57,825	60,427
CCO Holdings, 5.125%, 5/1/27 (1)	26,545	28,071
CCO Holdings, 5.375%, 6/1/29 (1)	15,830	16,918
CCO Holdings, 5.50%, 5/1/26 (1)	25,325	26,686
CSC Holdings, 6.50%, 2/1/29 (1)	25,610	28,619
CSC Holdings, 6.625%, 10/15/25 (1)	24,365	26,010
CSC Holdings, 7.50%, 4/1/28 (1)	12,640	14,173
CSC Holdings, 7.75%, 7/15/25 (1)	26,951	28,939
CSC Holdings, 10.875%, 10/15/25 (1)	31,042	35,271
DISH DBS, 5.875%, 11/15/24	21,685	20,601
DISH DBS, 7.75%, 7/1/26	19,205	18,869
.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
GCI, 6.625%, 6/15/24 (1)	14,260	15,187
Netflix, 3.875%, 11/15/29 (EUR) (1)	10,175	12,143
Netflix, 5.375%, 11/15/29 (1)	19,060	20,632
Netflix, 5.875%, 11/15/28	33,095	37,066
Netflix, 6.375%, 5/15/29 (1)	53,075	61,169
Radiate Holdco, 6.875%, 2/15/23 (1)	13,910	14,153
UPCB Finance IV, 5.375%, 1/15/25 (1)	13,973	14,357
Videotron, 5.00%, 7/15/22	6,575	6,896
Videotron, 5.125%, 4/15/27 (1)	7,535	7,931
Virgin Media Finance, 6.00%, 10/15/24 (1)	2,955	3,058
Virgin Media Secured Finance, 5.25%, 1/15/26 (1)	10,630	10,922
Virgin Media Secured Finance, 5.50%, 8/15/26 (1)	10,665	11,158
VTR Finance, 6.875%, 1/15/24 (1)	35,664	36,957
Ziggo Bond, 6.00%, 1/15/27 (1)	14,575	15,158
		770,007

Chemicals 2.3%
Consolidated Energy Finance, 6.50%, 5/15/26 (1)	21,150	21,203
Consolidated Energy Finance, 6.875%, 6/15/25 (1)	12,075	12,407
CVR Partners, 9.25%, 6/15/23 (1)	31,135	32,458
Element Solutions, 5.875%, 12/1/25 (1)	9,320	9,740
Kissner Holdings, 8.375%, 12/1/22 (1)	44,040	45,471
Kraton Polymers, 5.25%, 5/15/26 (EUR) (1)	4,470	5,070
Kraton Polymers, 7.00%, 4/15/25 (1)	28,765	29,628
Neon Holdings, 10.125%, 4/1/26 (1)	14,290	14,147
OCI, 6.625%, 4/15/23 (1)	16,905	17,750
		187,874

Conglomerates 0.5%
General Electric, Series D, VR, 5.00% (2)(3)	40,945	37,362
		37,362
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T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)

Consumer Products 1.0%
Avon International Operations, 7.875%, 8/15/22 (1)	14,525	15,235
Energizer Gamma Acquisition, 4.625%, 7/15/26 (EUR) (1)	10,020	11,547
Energizer Holdings, 7.75%, 1/15/27 (1)	4,940	5,403
Prestige Brands, 6.375%, 3/1/24 (1)	20,550	21,424
Tempur Sealy International, 5.50%, 6/15/26	15,315	16,004
Tempur Sealy International, 5.625%, 10/15/23	16,515	16,969
		86,582

Container 1.4%
Ardagh Packaging Finance, 5.25%, 8/15/27 (1)	22,675	22,817
Ardagh Packaging Finance, 6.00%, 2/15/25 (1)	12,000	12,540
Berry Global, 5.625%, 7/15/27 (1)	3,825	4,021
Crown Cork & Seal, 7.375%, 12/15/26	1,220	1,488
Kleopatra Holdings 1, 9.25%, (PIK) 6/30/23 (EUR) (1)(4)	3,306	2,071
Kleopatra Holdings 1, 9.25%, (PIK) 6/30/23 (EUR) (4)	5,117	3,206
Mauser Packaging Solutions Holding, 7.25%, 4/15/25 (1)	16,810	16,032
Pactiv, 7.95%, 12/15/25	9,725	10,552
Reynolds Group Issuer, 7.00%, 7/15/24 (1)	27,955	28,829
Trivium Packaging Finance, 3.75%, 8/15/26 (EUR) (1)	1,650	1,932
Trivium Packaging Finance, 5.50%, 8/15/26 (1)	7,665	8,106
Trivium Packaging Finance, 8.50%, 8/15/27 (1)	4,235	4,563
		116,157

Energy 9.9%
Archrock Partners, 6.00%, 10/1/22	13,690	13,895
Archrock Partners, 6.875%, 4/1/27 (1)	12,145	12,692
Ascent Resources Utica Holdings, 10.00%, 4/1/22 (1)	2,295	2,312
Berry Petroleum, 7.00%, 2/15/26 (1)	18,450	16,882
Bruin E&P Partners, 8.875%, 8/1/23 (1)	11,505	8,169
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T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Carrizo Oil & Gas, 6.25%, 4/15/23	25,095	23,840
Carrizo Oil & Gas, 8.25%, 7/15/25	19,025	18,454
Centennial Resource Production, 6.875%, 4/1/27 (1)	11,140	11,140
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27	16,940	18,719
Cheniere Corpus Christi Holdings, 5.875%, 3/31/25	10,375	11,568
Cheniere Corpus Christi Holdings, 7.00%, 6/30/24	19,360	22,264
Cheniere Energy Partners, 5.625%, 10/1/26	6,250	6,578
Citgo Holding, 9.25%, 8/1/24 (1)	12,855	13,594
Covey Park Energy, 7.50%, 5/15/25 (1)	26,410	18,883
CrownRock, 5.625%, 10/15/25 (1)	31,680	31,363
CSI Compressco, 7.25%, 8/15/22	7,540	6,654
CSI Compressco, 7.50%, 4/1/25 (1)	14,355	14,068
DCP Midstream, Series A, VR, 7.375% (2)(3)	14,470	13,891
DCP Midstream Operating, 6.75%, 9/15/37 (1)	18,980	19,929
DCP Midstream Operating, 8.125%, 8/16/30	9,040	11,345
Endeavor Energy Resources, 5.50%, 1/30/26 (1)	11,670	12,122
Endeavor Energy Resources, 5.75%, 1/30/28 (1)	15,078	15,870
Exterran Energy Solutions, 8.125%, 5/1/25	23,155	23,271
Gulfport Energy, 6.375%, 5/15/25	24,300	17,314
Jagged Peak Energy, 5.875%, 5/1/26	33,565	33,649
Kosmos Energy, 7.125%, 4/4/26 (1)	15,260	15,069
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (1)	37,260	37,074
Matador Resources, 5.875%, 9/15/26	40,375	39,265
NGL Energy Partners, 7.50%, 11/1/23	30,605	31,064
NGL Energy Partners, 7.50%, 4/15/26 (1)	15,895	16,074
Noble Holding International, 8.95%, 4/1/45	13,435	7,389
NuStar Logistics, 5.625%, 4/28/27	14,374	14,913
NuStar Logistics, 6.00%, 6/1/26	12,245	13,163
Parsley Energy, 5.375%, 1/15/25 (1)	2,400	2,448
Parsley Energy, 5.625%, 10/15/27 (1)	24,319	25,109
PDC Energy, 5.75%, 5/15/26	25,300	24,414
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T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Petrobras Global Finance, 7.375%, 1/17/27	36,180	43,022
Seven Generations Energy, 5.375%, 9/30/25 (1)	53,035	50,914
Summit Midstream Holdings, 5.50%, 8/15/22	5,835	5,485
Summit Midstream Holdings, 5.75%, 4/15/25	5,535	4,719
Tallgrass Energy Partners, 5.50%, 9/15/24 (1)	13,530	13,124
Tallgrass Energy Partners, 5.50%, 1/15/28 (1)	7,675	7,214
Targa Resources Partners, 6.50%, 7/15/27 (1)	6,085	6,595
Targa Resources Partners, 6.875%, 1/15/29 (1)	9,260	10,232
TransMontaigne Partners, 6.125%, 2/15/26	17,203	16,601
Transocean Guardian, 5.875%, 1/15/24 (1)	9,870	9,932
USA Compression Partners, 6.875%, 4/1/26	10,940	11,213
USA Compression Partners, 6.875%, 9/1/27 (1)	8,110	8,313
Vine Oil & Gas, 8.75%, 4/15/23 (1)	1,845	987
Vine Oil & Gas, 9.75%, 4/15/23 (1)	13,850	7,514
		820,313

Entertainment & Leisure 1.2%
AMC Entertainment Holdings, 5.75%, 6/15/25	35,575	33,618
AMC Entertainment Holdings, 5.875%, 11/15/26	5,703	5,225
Cedar Fair, 5.25%, 7/15/29 (1)	5,455	5,919
Cedar Fair, 5.375%, 4/15/27	15,880	17,071
Merlin Entertainments, 5.75%, 6/15/26 (1)	15,020	15,602
Pinnacle Bidco, 6.375%, 2/15/25 (GBP) (1)	8,075	10,388
Silversea Cruise Finance, 7.25%, 2/1/25 (1)	13,215	14,157
		101,980

Financial 5.7%
Acrisure, 7.00%, 11/15/25 (1)	16,200	14,884
Acrisure, 8.125%, 2/15/24 (1)	12,895	13,910
Acrisure, 10.125%, 8/1/26 (1)	9,690	9,969
AmWINS Group, 7.75%, 7/1/26 (1)	14,390	14,966
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T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Avolon Holdings Funding, 5.125%, 10/1/23 (1)	16,290	17,328
Avolon Holdings Funding, 5.50%, 1/15/23 (1)	20,560	21,922
Cabot Financial Luxembourg, 7.50%, 10/1/23 (GBP)	4,270	5,382
Cabot Financial Luxembourg, 7.50%, 10/1/23 (GBP) (1)	9,825	12,384
CIT Group, 4.125%, 3/9/21	1,385	1,414
CIT Group, 5.25%, 3/7/25	8,055	8,981
CIT Group, 6.125%, 3/9/28	7,295	8,708
CNO Financial Group, 5.25%, 5/30/25	8,561	9,299
DAE Funding, 4.50%, 8/1/22 (1)	11,195	11,447
DAE Funding, 5.00%, 8/1/24 (1)	18,780	19,700
DAE Funding, 5.25%, 11/15/21 (1)	16,305	17,018
GTCR AP Finance, 8.00%, 5/15/27 (1)	14,465	14,682
HUB International, 7.00%, 5/1/26 (1)	14,720	14,959
Icahn Enterprises, 6.25%, 5/15/26 (1)	21,840	22,795
Ladder Capital Finance Holdings, 5.875%, 8/1/21 (1)	9,825	9,972
LPL Holdings, 5.75%, 9/15/25 (1)	46,970	49,436
Nationstar Mortgage Holdings, 8.125%, 7/15/23 (1)	11,550	11,954
Navient, 6.125%, 3/25/24	34,245	36,343
Navient, 6.75%, 6/25/25	2,845	3,051
Navient, 6.75%, 6/15/26	4,640	4,965
Navient, 7.25%, 9/25/23	16,735	18,576
NFP, 6.875%, 7/15/25 (1)	20,250	20,048
Park Aerospace Holdings, 4.50%, 3/15/23 (1)	8,495	8,803
Park Aerospace Holdings, 5.25%, 8/15/22 (1)	8,015	8,466
Springleaf Finance, 6.125%, 3/15/24	17,135	18,656
Springleaf Finance, 6.625%, 1/15/28	6,110	6,706
Springleaf Finance, 6.875%, 3/15/25	19,700	22,360
Springleaf Finance, 7.125%, 3/15/26	6,180	7,030
Thornburg Mortgage, STEP, 12.00%, 3/31/20 (1)(4)(5)(6)(7)	6,867	—

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T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Thornburg Mortgage, STEP, 12.00%, 3/31/20, Acquisition
Date: 9/30/08, Cost $625 (4)(5)(6)(7)(8)	625	—
		466,114

Food/Tobacco 1.9%
B&G Foods, 5.25%, 4/1/25	31,400	31,832
Chobani, 7.50%, 4/15/25 (1)	34,140	31,409
Cosan Luxembourg, 7.00%, 1/20/27 (1)	18,465	20,035
Darling Ingredients, 5.25%, 4/15/27 (1)	5,855	6,206
Minerva, 6.50%, 9/20/26 (1)	19,965	20,739
Post Holdings, 5.625%, 1/15/28 (1)	11,795	12,458
Post Holdings, 5.75%, 3/1/27 (1)	9,915	10,535
Post Holdings, 8.00%, 7/15/25 (1)	10,165	10,889
Sigma Holdco, 7.875%, 5/15/26 (1)	14,765	14,525
		158,628

Gaming 3.4%
Boyd Gaming, 6.00%, 8/15/26	12,335	13,029
Caesars Resort Collection, 5.25%, 10/15/25 (1)	11,731	11,936
Churchill Downs, 5.50%, 4/1/27 (1)	9,920	10,540
Cirsa Finance International, 6.25%, 12/20/23 (EUR) (1)	5,890	6,963
Cirsa Finance International, 7.875%, 12/20/23 (1)	21,875	23,105
Eldorado Resorts, 6.00%, 9/15/26	14,605	15,956
International Game Technology, 6.25%, 1/15/27 (1)	19,208	21,081
MGM China Holdings, 5.375%, 5/15/24 (1)	8,040	8,301
MGM China Holdings, 5.875%, 5/15/26 (1)	7,975	8,314
MGM Growth Properties Operating Partnership, 5.75%,
2/1/27 (1)	9,230	10,176
MGM Resorts International, 6.00%, 3/15/23	12,670	13,905
Scientific Games International, 8.25%, 3/15/26 (1)	33,980	35,891
Scientific Games International, 10.00%, 12/1/22	16,358	16,951
Stars Group Holdings, 7.00%, 7/15/26 (1)	28,525	30,272
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T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
VICI Properties 1, 8.00%, 10/15/23	8,729	9,581
Wynn Las Vegas, 5.25%, 5/15/27 (1)	20,115	20,794
Wynn Macau, 5.50%, 10/1/27 (1)	19,935	19,786
		276,581

Health Care 6.7%
Avantor, 6.00%, 10/1/24 (1)	17,470	18,737
Avantor, 9.00%, 10/1/25 (1)	116,569	130,994
Bausch Health, 7.00%, 3/15/24 (1)	36,380	38,472
Bausch Health, 7.25%, 5/30/29 (1)	18,395	19,453
Bausch Health, 9.00%, 12/15/25 (1)	35,025	39,403
Bausch Health Americas, 8.50%, 1/31/27 (1)	31,870	35,376
Bausch Health Americas, 9.25%, 4/1/26 (1)	33,555	38,001
Catalent Pharma Solutions, 5.00%, 7/15/27 (1)	3,870	4,054
Change Healthcare Holdings, 5.75%, 3/1/25 (1)	14,760	14,834
DaVita, 5.00%, 5/1/25	22,225	22,197
DaVita, 5.125%, 7/15/24	21,575	21,899
Eagle Holding II, 7.625%, 5/15/22 (1)(4)	6,740	6,807
Eagle Holding II, 7.75%, 5/15/22 (1)(4)	26,335	26,631
HCA, 5.625%, 9/1/28	4,745	5,391
HCA, 5.875%, 2/15/26	12,235	13,978
HCA, 5.875%, 2/1/29	9,535	10,953
Hill-Rom Holdings, 5.75%, 9/1/23 (1)	6,450	6,652
MPT Operating Partnership, 6.375%, 3/1/24	11,575	12,139
NVA Holdings, 6.875%, 4/1/26 (1)	665	707
RegionalCare Hospital Partners Holdings, 8.25%, 5/1/23 (1)	4,950	5,266
RegionalCare Hospital Partners Holdings, 9.75%, 12/1/26 (1)	21,620	23,106
Select Medical, 6.25%, 8/15/26 (1)	4,135	4,290
Tenet Healthcare, 4.875%, 1/1/26 (1)	29,500	30,348
Tenet Healthcare, 5.125%, 5/1/25	3,170	3,174

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T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Tenet Healthcare, 8.125%, 4/1/22	20,960	22,610
		555,472

Information Technology 3.0%
EIG Investors, 10.875%, 2/1/24	1,590	1,670
Go Daddy Operating, 5.25%, 12/1/27 (1)	10,320	10,888
GrubHub Holdings, 5.50%, 7/1/27 (1)	6,320	6,597
Qorvo, 5.50%, 7/15/26	14,190	15,041
Refinitiv U.S. Holdings, 6.25%, 5/15/26 (1)	30,425	33,087
Refinitiv U.S. Holdings, 6.875%, 11/15/26 (EUR) (1)	6,740	8,420
Refinitiv U.S. Holdings, 8.25%, 11/15/26 (1)	55,590	62,608
Solera, 10.50%, 3/1/24 (1)	50,685	53,726
SS&C Technologies, 5.50%, 9/30/27 (1)	32,885	34,529
Uber Technologies, 7.50%, 11/1/23 (1)	18,000	18,810
		245,376

Lodging 0.2%
Marriott Ownership Resorts, 6.50%, 9/15/26	17,710	19,083
		19,083

Manufacturing 0.8%
Apex Tool Group, 9.00%, 2/15/23 (1)	25,285	22,156
Colfax, 6.00%, 2/15/24 (1)	5,350	5,698
Colfax, 6.375%, 2/15/26 (1)	3,460	3,763
Park-Ohio Industries, 6.625%, 4/15/27	8,215	7,968
Sensata Technologies UK Financing, 6.25%, 2/15/26 (1)	18,090	19,288
Welbilt, 9.50%, 2/15/24	4,800	5,142
		64,015

Metals & Mining 3.4%
Alcoa Nederland Holding, 6.75%, 9/30/24 (1)	3,455	3,628

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T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Alcoa Nederland Holding, 7.00%, 9/30/26 (1)	3,605	3,875
Aleris International, 10.75%, 7/15/23 (1)	13,845	14,433
Big River Steel, 7.25%, 9/1/25 (1)	10,130	10,687
Constellium, 5.75%, 5/15/24 (1)	17,265	17,783
Constellium, 6.625%, 3/1/25 (1)	49,799	51,978
First Quantum Minerals, 7.25%, 5/15/22 (1)	3,620	3,539
FMG Resources, 5.125%, 3/15/23 (1)	10,845	11,238
FMG Resources, 5.125%, 5/15/24 (1)	17,680	18,365
Freeport-McMoRan, 5.00%, 9/1/27	7,985	7,955
Freeport-McMoRan, 5.25%, 9/1/29	8,215	8,153
Freeport-McMoRan, 5.40%, 11/14/34	23,125	22,084
Hecla Mining, 6.875%, 5/1/21	4,390	4,236
Hudbay Minerals, 7.25%, 1/15/23 (1)	13,805	14,236
Hudbay Minerals, 7.625%, 1/15/25 (1)	6,495	6,593
Joseph T. Ryerson & Son, 11.00%, 5/15/22 (1)	19,597	20,577
Mineral Resources, 8.125%, 5/1/27 (1)	6,425	6,594
New Gold, 6.375%, 5/15/25 (1)	16,995	15,211
Novelis, 6.25%, 8/15/24 (1)	12,454	13,030
Steel Dynamics, 5.00%, 12/15/26	7,491	7,819
Steel Dynamics, 5.50%, 10/1/24	3,850	3,966
Zekelman Industries, 9.875%, 6/15/23 (1)	17,026	17,941
		283,921

Other Telecommunications 1.5%
CenturyLink, 7.50%, 4/1/24	17,960	19,868
GTT Communications, 7.875%, 12/31/24 (1)	18,295	11,526
Level 3 Financing, 5.25%, 3/15/26	6,875	7,185
Level 3 Financing, 5.375%, 5/1/25	8,450	8,788
Zayo Group, 5.75%, 1/15/27 (1)	38,250	39,015
Zayo Group, 6.375%, 5/15/25	38,585	39,646
		126,028
.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)

Publishing 0.2%
Harland Clarke Holdings, 8.375%, 8/15/22 (1)	17,250	13,671
		13,671

Restaurants 0.5%
Yum! Brands, 5.35%, 11/1/43	20,805	19,661
Yum! Brands, 6.875%, 11/15/37	19,070	21,191
		40,852

Retail 0.1%
Linens 'n Things, VR, EC, 8.338%, 1/15/20 (7)	9,800	—
William Carter, 5.625%, 3/15/27 (1)	6,200	6,588
		6,588

Satellites 2.9%
Gogo Intermediate Holdings, 9.875%, 5/1/24 (1)	11,330	11,826
Hughes Satellite Systems, 6.625%, 8/1/26	36,610	39,447
Intelsat Jackson Holdings, 8.50%, 10/15/24 (1)	34,227	33,885
Intelsat Jackson Holdings, 9.50%, 9/30/22 (1)	52,441	60,700
Intelsat Jackson Holdings, 9.75%, 7/15/25 (1)	22,470	23,060
Iridium Communications, 10.25%, 4/15/23 (1)	27,315	29,500
Telesat Canada, 8.875%, 11/15/24 (1)	25,890	27,897
ViaSat, 5.625%, 4/15/27 (1)	10,350	10,984
		237,299

Services 3.6%
ADT Security, 4.875%, 7/15/32 (1)	20,599	17,870
Allied Universal Holdco, 6.625%, 7/15/26 (1)	13,800	14,662
Ascend Learning, 6.875%, 8/1/25 (1)	16,485	17,103
Avis Budget Car Rental, 6.375%, 4/1/24 (1)	22,000	22,935

.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
eG Global Finance, 6.75%, 2/7/25 (1)	15,515	14,972
Fair Isaac, 5.25%, 5/15/26 (1)	17,150	18,265
GFL Environmental, 7.00%, 6/1/26 (1)	2,500	2,594
GFL Environmental, 8.50%, 5/1/27 (1)	22,090	24,078
H&E Equipment Services, 5.625%, 9/1/25	30,475	31,922
Harsco, 5.75%, 7/31/27 (1)	15,045	15,590
HD Supply, 5.375%, 10/15/26 (1)	17,135	18,163
Hertz, 5.50%, 10/15/24 (1)	12,545	12,294
Hertz, 7.125%, 8/1/26 (1)	8,105	8,227
Laureate Education, 8.25%, 5/1/25 (1)	33,975	36,990
Prime Security Services Borrower, 5.25%, 4/15/24 (1)	15,595	16,102
Prime Security Services Borrower, 9.25%, 5/15/23 (1)	15,332	16,099
United Rentals North America, 6.50%, 12/15/26	11,350	12,386
		300,252

Supermarkets 1.3%
Iceland Bondco, 4.625%, 3/15/25 (GBP)	14,800	15,483
New Albertsons, 5.875%, 2/15/28 (1)	14,135	14,930
New Albertsons, 6.625%, 6/15/24	30,130	31,561
New Albertsons, 7.45%, 8/1/29	10,560	10,652
New Albertsons, 7.50%, 3/15/26 (1)	21,930	24,397
New Albertsons, 8.00%, 5/1/31	7,155	7,245
		104,268

Utilities 4.5%
AES, 5.125%, 9/1/27	15,150	16,154
AES, 6.00%, 5/15/26	25,460	27,242
Calpine, 5.875%, 1/15/24 (1)	8,245	8,410
Clearway Energy Operating, 5.75%, 10/15/25 (1)	31,223	32,550
DPL, 7.25%, 10/15/21	7,308	7,865
Edison International, 2.40%, 9/15/22	11,445	11,310
.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Edison International, 2.95%, 3/15/23	15,785	15,797
Eskom Holdings, 6.75%, 8/6/23	15,555	15,986
NextEra Energy Operating Partners, 4.25%, 7/15/24 (1)	14,330	14,832
NextEra Energy Operating Partners, 4.25%, 9/15/24 (1)	17,020	17,573
NextEra Energy Operating Partners, 4.50%, 9/15/27 (1)	14,445	14,842
NiSource, VR, 5.65% (2)(3)	13,655	13,570
NRG Energy, 5.25%, 6/15/29 (1)	8,220	8,734
NRG Energy, 6.625%, 1/15/27	26,495	28,681
NRG Energy, 7.25%, 5/15/26	61,705	67,721
Terraform Global Operating, 6.125%, 3/1/26 (1)	20,209	20,815
TerraForm Power Operating, 4.25%, 1/31/23 (1)	4,610	4,719
Vistra Energy, 8.00%, 1/15/25 (1)	3,490	3,669
Vistra Energy, 8.125%, 1/30/26 (1)	12,730	13,669
Vistra Operations, 5.00%, 7/31/27 (1)	9,750	10,103
Vistra Operations, 5.50%, 9/1/26 (1)	17,485	18,381
		372,623

Wireless Communications 2.4%
MTN Mauritius Investments, 6.50%, 10/13/26	31,380	34,515
Sprint, 7.125%, 6/15/24	47,315	52,224
Sprint, 7.25%, 9/15/21	39,070	41,951
Sprint Capital, 8.75%, 3/15/32	13,585	16,981
Sprint Communications, 11.50%, 11/15/21	12,330	14,457
T-Mobile USA, 6.50%, 1/15/26	35,100	37,645
		197,773

Total Corporate Bonds (Cost $6,377,831)		6,549,531

.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
BANK LOANS 9.0% (9)
Aerospace & Defense 0.2%
Dynasty Acquisition, FRN, 3M USD LIBOR + 4.00%, 6.33%,
4/6/26	20,000	19,982
		19,982
Automotive 0.3%
Panther BF Aggregator 2, FRN, 3M USD LIBOR + 3.50%,
5.612%, 4/30/26	8,040	7,920
Truck Hero, FRN, 3M USD LIBOR + 3.75%, 5.862%, 4/22/24	6,652	6,075
Truck Hero, FRN, 3M USD LIBOR + 8.25%, 10.362%, 4/21/25	10,625	10,067
		24,062
Broadcasting 0.4%
Diamond Sports Group, FRN, 3M USD LIBOR + 3.25%, 5.42%,
8/24/26	7,855	7,855
iHeartCommunications, FRN, 3M USD LIBOR + 4.00%, 6.23%,
5/1/26	17,743	17,783
iHeartCommunications, FRN, 3M USD LIBOR + 6.75%, 9.052%,
1/30/19 (5)(6)(7)	10,315	7,530
		33,168
Consumer Products 0.1%
ABG Intermediate Holdings 2, FRN, 3M USD LIBOR + 3.50%,
5.612%, 9/27/24	6,113	6,086
		6,086
Container 0.1%
Mauser Packaging Solutions Holding, FRN, 3M USD LIBOR +
3.25%, 5.59%, 4/3/24	9,668	9,388
		9,388
Energy 0.9%
BCP Raptor, FRN, 3M USD LIBOR + 4.25%, 6.362%, 6/24/24	20,995	19,098
Brazos Delaware II, FRN, 3M USD LIBOR + 4.00%, 6.169%,
5/21/25	8,766	7,853
Felix Energy, FRN, 3M USD LIBOR + 6.50%, 9.062%, 8/9/22,
Acquisition Date: 8/9/17-3/1/19, Cost $25,466 (7)(8)	25,788	25,531

.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Prairie ECI Acquiror, FRN, 3M USD LIBOR + 4.75%, 7.08%,
3/11/26	19,172	18,683
		71,165
Health Care 0.4%
RegionalCare Hospital Partners Holdings, FRN, 3M USD LIBOR
+ 4.50%, 6.645%, 11/16/25	13,044	12,995
Sunshine Luxembourg VII, FRN, 3M EURIBOR + 3.75%, 6.59%,
7/17/26 (EUR)	5,790	6,383
Sunshine Luxembourg VII, FRN, 3M USD LIBOR + 4.25%,
5.25%, 7/17/26	16,335	16,323
		35,701
Information Technology 1.4%
Ancestry. com Operations, FRN, 3M USD LIBOR + 3.75%,
5.87%, 10/19/23	6,540	6,499
Canyon Valor, FRN, 3M USD LIBOR + 2.75%, 5.08%, 6/16/23	20,438	20,285
Infor U. S. , FRN, 3M USD LIBOR + 2.75%, 5.08%, 2/1/22	14,762	14,747
Refinitiv U.S. Holdings, FRN, 3M USD LIBOR + 3.75%, 5.862%,
10/1/25	28,156	28,281
SolarWinds Holdings, FRN, 3M USD LIBOR + 2.75%, 4.862%,
2/5/24	9,831	9,816
Solera, FRN, 3M USD LIBOR + 2.75%, 4.862%, 3/3/23	14,702	14,619
Uber Technologies, FRN, 3M USD LIBOR + 3.50%, 5.645%,
7/13/23	24,858	24,760
		119,007
Manufacturing 0.2%
Filtration Group, FRN, 3M USD LIBOR + 3.00%, 5.112%,
3/29/25	6,573	6,569
Welbilt, FRN, 3M USD LIBOR + 2.50%, 4.612%, 10/23/25	13,233	13,095
		19,664
Metals & Mining 0.6%
Aleris International, FRN, 3M USD LIBOR + 4.75%, 6.862%,
2/27/23	32,790	32,777
Big River Steel, FRN, 3M USD LIBOR + 5.00%, 7.33%, 8/23/23	6,443	6,443

.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Zekelman Industries, FRN, 3M USD LIBOR + 2.25%, 4.362%,
6/14/21	6,585	6,577
		45,797
Publishing 0.1%
Harland Clarke Holdings, FRN, 3M USD LIBOR + 4.75%, 7.08%,
11/3/23	9,897	7,670
		7,670
Retail 0.3%
Academy, FRN, 3M USD LIBOR + 4.00%, 6.235%, 7/1/22	16,493	10,975
Jo-Ann Stores, FRN, 3M USD LIBOR + 9.25%, 11.509%,
5/21/24	14,416	10,451
		21,426
Satellites 0.1%
Intelsat Jackson Holdings, 6.625%, 1/2/24	11,020	11,121
		11,121
Services 1.5%
Kronos, FRN, 3M USD LIBOR + 3.00%, 5.253%, 11/1/23	32,525	32,487
Kronos, FRN, 3M USD LIBOR + 8.25%, 10.503%, 11/1/24	40,820	41,718
Travelport Finance Luxembourg, FRN, 3M USD LIBOR + 5.00%,
7.541%, 5/29/26	13,400	12,308
Ultimate Software Group, FRN, 3M USD LIBOR + 3.75%, 6.08%,
5/4/26	36,750	36,816
		123,329
Utilities 0.4%
Brookfield WEC Holdings, FRN, 3M USD LIBOR + 3.50%,
5.612%, 8/1/25	10,293	10,297
Pacific Gas & Electric , FRN, 3M USD LIBOR + 2.25%, 4.50%,
12/31/20 (10)	21,160	21,213
		31,510

.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Wireless Communications 2.0%
Asurion, FRN, 3M USD LIBOR + 3.00%, 5.112%, 8/4/22	25,377	25,381
Asurion, FRN, 3M USD LIBOR + 3.00%, 5.112%, 11/3/23	10,313	10,314
Asurion, FRN, 3M USD LIBOR + 6.50%, 8.612%, 8/4/25	125,745	127,482
		163,177
Total Bank Loans (Cost $756,998)		742,253
ASSET-BACKED SECURITIES 0.1%
Wireless Communications 0.1%
VB-S1 Issuer
Series 2016-1A, Class F
6.901%, 6/15/46 (1)	5,445	5,664

Total Asset-Backed Securities (Cost $5,445)		5,664
CONVERTIBLE BONDS 0.4%
Automotive 0.4%
Tesla Energy Operations, 1.625%, 11/1/19	27,438	27,005
		27,005

Energy 0.0%
Cheniere Energy, 4.25%, 3/15/45	2,678	2,070
		2,070

Total Convertible Bonds (Cost $27,973)		29,075

.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
U. S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 1.8%
U. S. Treasury Obligations 1.8%
U. S. Treasury Notes
2.125%, 3/31/24	143,215,000	147,713

Total U. S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
$141,963)		147,713

COMMON STOCKS 0.7%
Broadcasting 0.0%
iHeartCommunications, Warrants, 5/3/39 (5)	41	539
		539

Cable Operators 0.1%
Liberty Broadband Class A (5)	100	10,506
		10,506

Energy 0.2%
Frontera Energy	384	3,707
Frontera Energy (CAD)	349	3,371
Targa Resources	204	7,376
		14,454

Financial Services 0.0%
Tradeweb Markets, Class A	8	320
		320

Gaming 0.0%
New Cotai Participation, Class B (1)(5)(7)	—	—
		—

.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Media & Advertising 0.1%
Clear Channel Outdoor Holdings (5)	3,313	8,613
		8,613

Media & Communications 0.2%
iHeartMedia, Class A (5)	868	11,980
		11,980

Metals & Mining 0.1%
Constellium (5)	624	7,518
		7,518

Retail 0.0%
Lands' End (5)	6	49
		49

Wireless Communications 0.0%
T-Mobile USA, EC, 4.75%, 2/1/28 (5)(7)	17,820	52
T-Mobile USA, EC, 6.50%, 1/15/26 (5)(7)	22,270	288
		340

Total Common Stocks (Cost $66,106)		54,319

CONVERTIBLE PREFERRED STOCKS 2.2%
Energy 0.8%
Targa Resources, Series A, 9.50%, Acquisition Date: 10/30/17,
Cost $67,620 (2)(8)	60	65,309
		65,309

Forest Products 0.0%
Smurfit-Stone Container, Series A, EC, 7.00%, 2/15/12 (5)(7)	47	—
		—
.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Healthcare 0.4%
Avantor, Series A, 6.25%, 5/15/22	544	33,057
		33,057

Manufacturing 0.2%
Danaher, Series A, 4.75%, 4/15/22	18	20,016
		20,016

Utilities 0.8%
American Electric Power, 6.125%, 3/15/22	291	16,155
NextEra Energy, 6.123%, 9/1/19	206	14,190
Sempra Energy, Series A, 6.00%, 1/15/21	125	14,507
Southern, Series A, 6.75%, 8/1/22	340	17,529
		62,381

Total Convertible Preferred Stocks (Cost $167,173)		180,763

BOND MUTUAL FUNDS 0.3%
T. Rowe Price Institutional Floating Rate Fund, 4.96% (11)(12)	2,604	25,601
Total Bond Mutual Funds (Cost $26,069)		25,601

SHORT-TERM INVESTMENTS 4.9%
Money Market Funds 4.8%
T. Rowe Price Government Reserve Fund, 2.15% (12)(13)	399,544	399,544
		399,544
U. S. Treasury Obligations 0.1%
U. S. Treasury Bills, 2.03%, 9/26/19 (14)	7,400	7,391
		7,391
Total Short-Term Investments (Cost $406,934)		406,935

.

T. ROWE PRICE HIGH YIELD FUND

$ Value
(Amounts in 000s)

Total Investments in Securities 98.8%
(Cost $7,976,492)	$8,141,854
Other Assets Less Liabilities 1.2%	102,385

Net Assets 100.0%	$8,244,239

‡	Par/Shares and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $4,465,270 and represents 54.2% of net assets.
(2)	Perpetual security with no stated maturity date.
(3)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(4)	Security has the ability to pay in kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5)	Non-income producing
(6)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(7)	Level 3 in fair value hierarchy.
(8)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $90,840 and represents 1.1% of net assets.
(9)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
(10)	A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at August 31, 2019, was $5,290 and was valued at $5,303
(0.1% of net assets) .
(11)	SEC 30-day yield
(12)	Affiliated Companies
(13)	Seven-day yield
(14)	At August 31, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

.

T. ROWE PRICE HIGH YIELD FUND

3M EURIBOR	Three month EURIBOR (Euro interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
CAD	Canadian Dollar
EC	Escrow CUSIP; represents a beneficial interest in a residual pool of bankruptcy assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR	Euro
EURIBOR	The Euro interbank offered rate
FRN	Floating Rate Note
GBP	British Pound
PIK	Payment-in-kind
PTT	Pass-Through Trust
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

.

T. ROWE PRICE HIGH YIELD FUND

(Amounts In 000s, except Market Price)

SWAPS 0.0%
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Barclays Bank, Protection Bought (Relevant
Credit: Realogy Group, 4.88%, 6/1/23) Pay
5.00% Quarterly, Receive upon credit default,
6/20/24	9,000	1,302	1,277	25
Goldman Sachs, Protection Bought (Relevant
Credit: CenturyLink, 6.15%, 9/15/19), Pay 1.00%
Quarterly, Receive upon credit default, 6/20/23	9,106	299	935	(636)
Goldman Sachs, Protection Bought (Relevant
Credit: Murphy Oil, 4.00%, 6/1/22), Pay 1.00%
Quarterly, Receive upon credit default, 6/20/23	9,732	118	396	(278)
JPMorgan Chase, Protection Bought (Relevant
Credit: Calpine, 5.38%, 1/15/23), Pay 5.00%
Quarterly, Receive upon credit default, 12/20/23	4,500	(559)	(137)	(422)
Total Bilateral Credit Default Swaps, Protection Bought			2,471	(1,311)

Credit Default Swaps, Protection Sold 0.0%
Goldman Sachs, Protection Sold (Relevant
Credit: Hertz, 5.88%, 10/15/20, $100.00*),
Recieve 5.00% Quarterly, Pay upon credit
default, 6/20/24	4,750	329	198	131
Total Bilateral Credit Default Swaps, Protection Sold			198	131

Total Bilateral Swaps			2,669	(1,180)

*Market price at August 31, 2019.
**Includes interest purchased or sold but not collected of $(42) .

.

T. ROWE PRICE HIGH YIELD FUND

(Amounts In 000s)
	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value	$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.0)%
Protection Bought (Relevant Credit: Markit
CDX. IG. S32, 5 Year Index), Pay 1.00% Quarterly,
Receive upon credit default, 6/20/24	119,050	(2,748)	(1,913)	(835)
Total Centrally Cleared Credit Default Swaps, Protection Bought			(1,913)	(835)

Net payments (receipts) of variation margin to date				856
Variation margin receivable (payable) on centrally cleared swaps				21

.

	T. ROWE PRICE HIGH YIELD FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

				Unrealized
Counterparty	Settlement		Receive	Deliver	Gain/(Loss)
BNP Paribas	11/22/19	USD	28,844EUR	25,808$	299
Citibank	10/25/19	USD	2,642CAD	3,441	56
Goldman Sachs	11/22/19	USD	28,975EUR	25,932	293
JPMorgan Chase	10/25/19	CAD	276USD	209	(1)
Morgan Stanley	10/25/19	USD	2,530CAD	3,297	52
State Street	10/25/19	USD	67,622GBP	54,158	1,570
State Street	10/25/19	CAD	470USD	354	(1)
State Street	11/22/19	USD	28,983EUR	25,932	301
Net unrealized gain (loss) on open forward
currency exchange contracts					$2,569

.

T. ROWE PRICE HIGH YIELD FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain				Unrealized	Investment
Affiliate	(Loss)				Gain/Loss	Income
T. Rowe Price Institutional
Floating Rate Fund		$—			$(28)	$331
T. Rowe Price Government
Reserve Fund		—			—	2,307
Totals	$	—#			$(28)	$2,638	+

Supplementary Investment Schedule
	Value	Purchase			Sales	Value
Affiliate	5/31/19	Cost			Cost	8/31/19
T. Rowe Price Institutional
Floating Rate Fund	$25,298		$331	$	— $	25,601
T. Rowe Price Government
Reserve Fund	205,152		¤		¤	399,544
						$425,145	^
#					Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+					Investment income comprised $2,638 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $425,613.

The accompanying notes are an integral part of this Portfolio of Investments.

.

T. ROWE PRICE HIGH YIELD FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price High Yield Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE HIGH YIELD FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors,

T. ROWE PRICE HIGH YIELD FUND

which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Corporate Bonds	$	— $	6,549,531$	— $	6,549,531
Fixed Income Securities[1]		—	182,452	—	182,452
Bank Loans		—	709,192	33,061	742,253
Common Stocks		46,362	7,617	340	54,319
Convertible Preferred Stocks		—	180,763	—	180,763
Bond Mutual Funds		25,601	—	—	25,601
Short-Term Investments		399,544	7,391	—	406,935
Total Securities		471,507	7,636,946	33,401	8,141,854
Swaps		—	2,069	—	2,069
Forward Currency Exchange
Contracts		—	2,571	—	2,571
Total		$471,507$	7,641,586$	33,401$	8,146,494
Liabilities
Swaps		—	559	—	559
Forward Currency Exchange
Contracts		—	2	—	2
Total	$	— $	561$	— $	561

1 Includes Asset-Backed Securities, Convertible Bonds, U.S. Government Agency Obligations
(Excluding Mortgage-Backed).

T. ROWE PRICE HIGH YIELD FUND

Following is a reconciliation of the fund’s Level 3 holdings for the period ended August 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at August 31, 2019, totaled $(108,000) for the period ended August 31, 2019.
During the period, transfers into Level 3 resulted from a lack of observable market data for the security.

		Gain
($000 s)	Beginning	(Loss)	Transfers	Ending
	Balance	During	Into	Balance
	6/1/19	Period	Level 3	8/31/19
Investments in
Securities
Bank Loans	$25,530	$(90)	$7,621	$33,061
Common Stocks	340	—	—	340
Convertible
Preferred Stocks	—	—	—	—
Corporate Bonds	—	—	—	—
Total Level 3	$25,870	$(90)	$7,621	$33,401

T. ROWE PRICE U. S. HIGH YIELD FUND

August 31, 2019	(Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 85.7%
Automotive 0.9%
IHO Verwaltungs, 6.00%, 5/15/27 (1)(2)	2,205	2,208
		2,208
Basic Industry 8.7%
Alpha 2, 8.75%, 6/1/23 (1)(2)	1,900	1,838
Cleveland-Cliffs, 5.75%, 3/1/25	2,615	2,628
CPG Merger Sub, 8.00%, 10/1/21 (1)	1,145	1,146
CVR Partners, 9.25%, 6/15/23 (1)	1,950	2,033
Freeport-McMoRan, 5.00%, 9/1/27	2,545	2,536
Hexion, 7.875%, 7/15/27 (1)	2,565	2,479
Kraton Polymers, 7.00%, 4/15/25 (1)	2,280	2,348
Masonite International, 5.375%, 2/1/28 (1)	2,460	2,592
New Enterprise Stone & Lime, 10.125%, 4/1/22 (1)	2,880	2,952
Warrior Met Coal, 8.00%, 11/1/24 (1)	1,880	1,962
		22,514
Capital Goods 4.0%
ARD Finance, 7.125%, 9/15/23 (2)	2,390	2,462
Ardagh Packaging Finance, 5.25%, 8/15/27 (1)	1,805	1,816
Berry Global, 4.875%, 7/15/26 (1)	1,930	2,032
Berry Global, 5.625%, 7/15/27 (1)	2,275	2,392
Flex Acquisition, 6.875%, 1/15/25 (1)	1,696	1,524
		10,226
Consumer Goods 2.0%
JBS Investments II, 7.00%, 1/15/26 (1)	2,110	2,279
Sigma Holdco, 7.875%, 5/15/26 (1)	2,785	2,740
		5,019
Energy 9.3%
AmeriGas Partners, 5.50%, 5/20/25	2,244	2,373
Cheniere Energy Partners, 5.25%, 10/1/25	2,390	2,480
First Page Footer

T. ROWE PRICE U. S. HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
EnLink Midstream Partners, 4.85%, 7/15/26	2,525	2,485
Ensign Drilling, 9.25%, 4/15/24 (1)	2,460	2,312
Hilcorp Energy I, 5.00%, 12/1/24 (1)	1,305	1,207
Northern Oil & Gas, (8.50% Cash, 1.00% PIK), 9.50%,
5/15/23 (2)	3,364	3,465
PBF Holding, 7.00%, 11/15/23	2,330	2,394
Sunoco, 5.50%, 2/15/26	2,333	2,423
Targa Resources Partners, 6.50%, 7/15/27 (1)	2,335	2,531
Transocean, 9.00%, 7/15/23 (1)	2,165	2,235
		23,905
Financial Services 0.9%
AG Merger Sub II, 10.75%, 8/1/27 (1)	1,275	1,269
CNG Holdings, 12.50%, 6/15/24 (1)	1,130	1,096
		2,365
Health Care 9.5%
Bausch Health Americas, 9.25%, 4/1/26 (1)	6,590	7,463
Centene, 5.375%, 6/1/26 (1)	2,340	2,498
Horizon Pharma USA, 5.50%, 8/1/27 (1)	2,475	2,580
MPH Acquisition Holdings, 7.125%, 6/1/24 (1)	3,370	2,999
Ortho-Clinical Diagnostics, 6.625%, 5/15/22 (1)	2,395	2,311
Par Pharmaceutical, 7.50%, 4/1/27 (1)	2,330	2,179
Select Medical, 6.25%, 8/15/26 (1)	1,780	1,847
Tenet Healthcare, 7.00%, 8/1/25	2,655	2,678
		24,555
Insurance 2.8%
Acrisure, 8.125%, 2/15/24 (1)	2,060	2,222
AssuredPartners, 7.00%, 8/15/25 (1)	875	871
GTCR AP Finance, 8.00%, 5/15/27 (1)	1,300	1,320
HUB International, 7.00%, 5/1/26 (1)	2,800	2,845
		7,258

.

T. ROWE PRICE U. S. HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Leisure 7.9%
Caesars Resort Collection, 5.25%, 10/15/25 (1)	5,390	5,484
Churchill Downs, 5.50%, 4/1/27 (1)	2,225	2,364
ESH Hospitality, 5.25%, 5/1/25 (1)	1,720	1,776
MGM China Holdings, 5.375%, 5/15/24 (1)	1,330	1,373
MGM China Holdings, 5.875%, 5/15/26 (1)	1,105	1,152
MGM Resorts International, 5.75%, 6/15/25	1,715	1,889
Stars Group Holdings, 7.00%, 7/15/26 (1)	3,363	3,569
Twin River Worldwide Holdings, 6.75%, 6/1/27 (1)	2,630	2,768
		20,375
Media 12.7%
AMC Networks, 4.75%, 8/1/25	2,265	2,310
CCO Holdings, 5.75%, 2/15/26 (1)	4,660	4,934
Clear Channel Worldwide Holdings, 9.25%, 2/15/24 (1)	4,692	5,132
CSC Holdings, 7.75%, 7/15/25 (1)	2,115	2,271
Gray Television, 7.00%, 5/15/27 (1)	2,145	2,343
iHeartCommunications, 8.375%, 5/1/27	2,390	2,578
Nexstar Escrow, 5.625%, 7/15/27 (1)	2,290	2,382
Outfront Media Capital, 5.00%, 8/15/27 (1)	2,455	2,538
Radiate Holdco, 6.625%, 2/15/25 (1)	4,415	4,382
Ziggo Bond, 6.00%, 1/15/27 (1)	3,647	3,793
		32,663
Retail 6.0%
Golden Nugget, 8.75%, 10/1/25 (1)	2,240	2,346
IRB Holding, 6.75%, 2/15/26 (1)	2,380	2,398
New Albertsons, 7.50%, 3/15/26 (1)	2,170	2,414
Parkland Fuel, 5.875%, 7/15/27 (1)	1,840	1,932
Parkland Fuel, 6.00%, 4/1/26 (1)	2,000	2,102
Party City Holdings, 6.625%, 8/1/26 (1)	2,525	2,399
Weight Watchers International, 8.625%, 12/1/25 (1)	1,895	1,900
		15,491
.

T. ROWE PRICE U. S. HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Services 9.9%
Capitol Investment Merger Sub 2, 10.00%, 8/1/24 (1)	2,395	2,482
Cloud Crane, 10.125%, 8/1/24 (1)	2,225	2,389
Diamond Sports Group, 6.625%, 8/15/27 (1)	4,365	4,562
GFL Environmental, 7.00%, 6/1/26 (1)	2,965	3,076
H&E Equipment Services, 5.625%, 9/1/25	1,920	2,011
Herc Holdings, 5.50%, 7/15/27 (1)	2,410	2,494
Iron Mountain, 5.75%, 8/15/24	2,275	2,298
Prime Finance, 5.25%, 4/15/24 (1)	1,915	1,977
Stericycle, 5.375%, 7/15/24 (1)	1,050	1,082
United Rentals North America, 4.625%, 10/15/25	470	483
Williams Scotsman International, 6.875%, 8/15/23 (1)	2,440	2,559
		25,413
Technology & Electronics 1.8%
CommScope, 8.25%, 3/1/27 (1)	2,325	2,279
NCR, 5.75%, 9/1/27 (1)	1,285	1,354
NCR, 6.375%, 12/15/23	1,095	1,126
		4,759
Telecommunications 7.5%
CenturyLink, 7.50%, 4/1/24	2,265	2,506
Cincinnati Bell, 8.00%, 10/15/25 (1)	3,505	3,041
DKT Finance, 9.375%, 6/17/23 (1)	4,230	4,542
GCI, 6.625%, 6/15/24 (1)	1,855	1,975
GCI, 6.875%, 4/15/25	2,125	2,231
Sable International Finance, 5.75%, 9/7/27 (1)	2,430	2,542
Sprint Capital, 8.75%, 3/15/32	2,035	2,544
		19,381

.

T. ROWE PRICE U. S. HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Utilities 1.8%
Talen Energy Supply, 7.25%, 5/15/27 (1)	2,520	2,517
Vistra Operations, 5.50%, 9/1/26 (1)	2,108	2,216
		4,733
Total Corporate Bonds (Cost $216,355)		220,865

BANK LOANS 5.1% (3)
Automotive 1.4%
Navistar, FRN, 3M USD LIBOR + 3.50%, 5.70%, 11/6/24	2,309	2,299
Panther BF Aggregator 2, FRN, 3M USD LIBOR + 3.50%,
5.612%, 4/30/26	1,410	1,389
		3,688
Capital Goods 1.1%
Mauser Packaging Solutions, FRN, 3M USD LIBOR + 3.25%,
5.59%, 4/3/24	2,758	2,678
		2,678
Health Care 0.7%
Envision Healthcare, FRN, 3M USD LIBOR + 3.75%, 5.862%,
10/10/25	2,454	1,894
		1,894
Leisure 1.9%
AMC Entertainment Holdings, FRN, 3M USD LIBOR + 3.00%,
5.23%, 4/22/26	2,655	2,662
Scientific Games International, FRN, 3M USD LIBOR + 2.75%,
4.889%, 8/14/24	2,319	2,290
		4,952
Total Bank Loans (Cost $13,789)		13,212

PREFERRED STOCKS 0.8%
Energy 0.8%
Crestwood Equity Partners, 9.25% (4)	218,000	2,005
Total Preferred Stocks (Cost $1,987)		2,005
.

T. ROWE PRICE U. S. HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS 5.2%
Money Market Funds 5.2%
T. Rowe Price Government Reserve Fund, 2.15% (5)(6)	13,482	13,482
Total Short-Term Investments (Cost $13,482)		13,482

Total Investments in Securities 96.8%
(Cost $245,613)		$249,564
Other Assets Less Liabilities 3.2%		8,182
Net Assets 100.0%		$257,746

‡	Par/Shares are denominated in U. S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $174,965 and represents 67.9% of net assets.
(2)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(3)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
(4)	Perpetual security with no stated maturity date.
(5)	Affiliated Companies
(6)	Seven-day yield
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
FRN	Floating Rate Note
PIK	Payment-in-kind

.

T. ROWE PRICE U.S. HIGH YIELD FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$90	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	5/31/19	Cost	Cost	8/31/19
T. Rowe Price Government
Reserve Fund	$20,560	¤	¤$	13,482	^

#		Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+		Investment income comprised $90 of dividend income and $0 of interest income.
¤		Purchase and sale information not shown for cash management funds.
^		The cost basis of investments in affiliated companies was $13,482.

The accompanying notes are an integral part of this Portfolio of Investments.

.

T. ROWE PRICE U.S. HIGH YIELD FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe U.S. Price High Yield Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such

T. ROWE PRICE U.S. HIGH YIELD FUND

securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC
Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE U.S. HIGH YIELD FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$	— $	234,077$	— $	234,077
Preferred Stocks		2,005	—	—	2,005
Short-Term Investments		13,482	—	—	13,482
Total		$15,487$	234,077$	— $	249,564

1 Includes Corporate Bonds and Bank Loans.